PGIM Portfolio Ballast ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PGIM Portfolio Ballast ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	16.92%	14.23%